Account Payables and Accrued Expenses - Principal amounts lease Liablities (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
Account Payables and Accrued Expenses
Current liabilities	$ 364
Long-term liabilities	832
Total lease liabilities	$ 1,196